PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2024 and 2025 consisted of the following:

	December 31,
	2024	2025
	RMB	RMB
Computer and office equipment	22,836	20,999
Furniture and fixtures	2,661	2,564
Motor vehicles	938	938
Leasehold improvement	5,448	5,702
Buildings	4,702	4,702
Property and Equipment	36,585	34,905
Less: Accumulated depreciation	28,412	28,817
Property and Equipment, net	8,173	6,088

SCHEDULE OF DEPRECIATION EXPENSES ON PROPERTY AND EQUIPMENT

Depreciation expenses on property and equipment were allocated to the following expense items:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	279	106	77
Research and development expenses	2,019	1,787	759
Selling and marketing expenses	1,299	1,712	912
General and administrative expenses	1,786	1,387	940
Total depreciation expenses	5,383	4,992	2,688